CONVERTIBLE DEBENTURES PAYABLE (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Debt Instruments [Abstract]
Interest expense	$ 285,309	$ 346,182	$ 605,839	$ 303,936
Interest accretion	713,197	465,641	449,096	0
Amortization of debt discounts			621,274	630,992
Total interest expense and amortization of debt discounts	$ 998,506	$ 811,823	$ 1,676,209	$ 934,928